INTANGIBLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLES
	Estimated Life (years)	June 30, 2023	December 31, 2022
Capitalized patent costs	20	$104,226	$79,179
Accumulated amortization		(6,346)	3,644

Intangible assets, net		$97,880	$75,535

	Estimated Remaining Life (years)	December 31, 2022	December 31, 2021
Capitalized patent costs	18	$79,179	$46,932
Accumulated amortization		3,644	—
Intangible assets, net		$75,535	$46,932